Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,904,900
Previously Paid Amount	0.00
Total Fee Amount	597.84
Total Offset Amount	0.00
Net Fee	597.84
Narrative - Max Aggregate Offering Price	$ 3,904,900
Final Prospectus	true